Fair Value of Financial Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
financial instruments to domestic issuers	100.00%
Level 3 [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Instruments, percentage	100.00%